Gains on Hybrid Financial Instruments Recorded in Other, Net on Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains on Hybrid financial instruments	¥ 18	¥ 109	¥ 254